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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP One Post Office Square Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         March 31, 2011

Date of reporting period:       December 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)
Shares	COMMON STOCKS — 96.3%	Value

	Consumer Discretionary — 11.6%
10,577	AutoZone, Inc. (a)	$2,883,184
84,775	CarMax, Inc. (a)	2,702,627
143,900	Ford Motor Company (a)	2,416,081
112,864	Lowe’s Companies, Inc.	2,830,629
26,264	McDonald's Corporation	2,016,025
2,020	NVR, Inc. (a)	1,395,860
64,062	Walt Disney Company (The)	2,402,966
		16,647,372
	Consumer Staples — 10.1%
32,225	Anheuser-Busch InBev SA/NV - ADR	1,839,725
26,922	Colgate-Palmolive Company	2,163,721
41,585	PepsiCo, Inc.	2,716,748
34,285	Procter & Gamble Company (The)	2,205,554
77,891	SABMiller plc - ADR	2,777,593
49,464	Wal-Mart Stores, Inc.	2,667,593
		14,370,934
	Energy — 11.0%
32,725	Chevron Corporation	2,986,156
21,777	EOG Resources, Inc.	1,990,636
49,488	Exxon Mobil Corporation	3,618,563
26,265	Occidental Petroleum Corporation	2,576,596
40,118	Schlumberger Ltd.	3,349,853
17,913	Transocean Ltd. (a)	1,245,133
		15,766,937
	Financials — 13.4%
128,850	Bank of America Corporation	1,718,859
29,995	Berkshire Hathaway, Inc. - Class B (a)	2,402,899
83,748	Brookfield Asset Management, Inc. - Class A	2,787,971
4,474	CME Group, Inc.	1,439,510
48,922	JPMorgan Chase & Company	2,075,271
8,668	Markel Corporation (a)	3,277,631
40,729	T. Rowe Price Group, Inc.	2,628,650
93,458	Wells Fargo & Company	2,896,263
		19,227,054

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 96.3% (Continued)	Value

	Health Care — 10.5%
29,983	Becton, Dickinson and Company	$2,534,163
40,682	Johnson & Johnson	2,516,182
27,435	Laboratory Corporation of America Holdings (a)	2,412,085
26,675	Medco Health Solutions, Inc. (a)	1,634,377
59,994	Merck & Company, Inc.	2,162,184
18,344	Novo Nordisk A/S - ADR	2,064,984
31,974	Teva Pharmaceutical Industries Ltd.	1,666,805
		14,990,780
	Industrials — 8.6%
25,879	Caterpillar, Inc.	2,423,827
62,671	Danaher Corporation	2,956,191
24,553	General Dynamics Corporation	1,742,281
40,400	Illinois Tool Works, Inc.	2,157,360
37,684	United Technologies Corporation	2,966,484
		12,246,143
	Information Technology — 20.7%
49,558	Accenture plc - Class A	2,403,067
9,042	Apple, Inc. (a)	2,916,588
44,279	Automatic Data Processing, Inc.	2,049,232
48,350	Check Point Software Technologies Ltd. (a)	2,236,671
123,857	Cisco Systems, Inc. (a)	2,505,627
48,236	Fiserv, Inc. (a)	2,824,700
3,714	Google, Inc. - Class A (a)	2,206,005
98,418	Intel Corporation	2,069,731
19,188	International Business Machines Corporation	2,816,031
93,049	Microsoft Corporation	2,597,928
65,947	QUALCOMM, Inc.	3,263,717
23,800	Visa, Inc. - Class A	1,675,044
		29,564,341
	Materials — 6.4%
49,754	Albemarle Corporation	2,775,278
38,675	Barrick Gold Corporation	2,056,737
37,675	International Flavors & Fragrances, Inc.	2,094,353
23,273	Praxair, Inc.	2,221,873
		9,148,241

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 96.3% (Continued)	Value

	Telecommunication Services — 4.0%
58,700	American Tower Corporation - Class A (a)	$3,031,268
28,736	Millicom International Cellular S.A.	2,747,162
		5,778,430

	Total Common Stocks (Cost $108,144,185)	$137,740,232

Shares	EXCHANGE-TRADED FUNDS — 1.3%	Value

30,328	SPDR® S&P® Biotech ETF (a) (Cost $2,000,617)	$1,913,090

Shares	MONEY MARKET FUNDS — 2.7%	Value

3,914,661	First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $3,914,661)	$3,914,661

	Total Investments at Value — 100.3% (Cost $114,059,463)	$143,567,983

	Liabilities in Excess of Other Assets — (0.3%)	(448,277)

	Net Assets — 100.0%	$143,119,706

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2010.

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)
Shares	COMMON STOCKS — 93.0%	Value

	Consumer Discretionary — 8.3%
5,430	Home Depot, Inc.	$190,376
7,935	Leggett & Platt, Inc.	180,601
2,640	McDonald's Corporation	202,646
2,355	VF Corporation	202,954
		776,577
	Consumer Staples — 19.1%
8,710	Altria Group, Inc.	214,440
3,475	Anheuser-Busch InBev SA/NV - ADR	198,388
3,185	Coca-Cola Company (The)	209,477
2,425	Diageo plc - ADR	180,250
2,685	H.J. Heinz Company	132,800
5,620	Kroger Company (The)	125,663
4,225	McCormick & Company, Inc. - Non-Voting Shares	196,589
3,350	Philip Morris Intenational, Inc.	196,076
2,615	Procter & Gamble Company (The)	168,223
5,835	Sysco Corporation	171,549
		1,793,455
	Energy — 10.0%
2,370	Chevron Corporation	216,263
4,800	Encana Corporation	139,776
2,620	Exxon Mobil Corporation	191,574
7,240	Spectra Energy Corporation	180,928
3,990	Tidewater, Inc.	214,822
		943,363
	Financials — 16.4%
9,670	Fidelity National Financial, Inc. - Class A	132,286
7,405	Invesco Ltd.	178,164
4,560	JPMorgan Chase & Company	193,435
5,420	Plum Creek Timber Company, Inc.	202,979
2,200	Royal Bank of Canada	115,192
3,200	Travelers Companies, Inc. (The)	178,272
7,585	Walter Investment Management Corporation	136,075
6,910	Wells Fargo & Company	214,141
5,660	Willis Group Holdings plc	196,006
		1,546,550

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 93.0% (Continued)	Value

	Health Care — 10.0%
2,820	Abbott Laboratories	$135,106
5,800	GlaxoSmithKline plc - ADR	227,476
3,185	Johnson & Johnson	196,992
4,790	Merck & Company, Inc.	172,632
3,495	Novartis AG - ADR	206,030
		938,236
	Industrials — 13.0%
2,120	3M Company	182,956
3,325	Emerson Electric Company	190,090
2,795	General Dynamics Corporation	198,333
10,440	General Electric Company	190,948
2,820	Illinois Tool Works, Inc.	150,588
2,150	Norfolk Southern Corporation	135,063
4,825	Waste Management, Inc.	177,898
		1,225,876
	Information Technology — 6.0%
3,915	Automatic Data Processing, Inc.	181,186
8,840	Intel Corporation	185,905
7,180	Microsoft Corporation	200,466
		567,557
	Materials — 4.0%
2,405	Albemarle Corporation	134,151
4,785	E.I. du Pont de Nemours and Company	238,676
		372,827
	Telecommunication Services — 4.2%
2,745	Telefonica S.A. - ADR	187,813
7,800	Vodafone Group plc - ADR	206,154
		393,967
	Utilities — 2.0%
4,470	Dominion Resources, Inc.	190,958

	Total Common Stocks (Cost $8,740,492)	$8,749,366

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	CLOSED-END FUNDS — 2.8%	Value

6,810	Tortoise Energy Infrastructure Corporation (Cost $257,087)	$260,482

	Total Investments at Value — 95.8% (Cost $8,997,579)	$9,009,848

	Other Assets in Excess of Liabilities — 4.2%	400,557

	Net Assets — 100.0%	$9,410,405

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)
Shares	COMMON STOCKS — 93.3%	Value

	Consumer Discretionary — 23.3%
5,640	CarMax, Inc. (a)	$179,803
3,955	Expedia, Inc.	99,231
4,030	Hanesbrands, Inc. (a)	102,362
4,700	Lamar Advertising Company - Class A (a)	187,248
140	NVR, Inc. (a)	96,743
2,040	O'Reilly Automotive, Inc. (a)	123,257
6,270	Penn National Gaming, Inc. (a)	220,390
8,960	Service Corporation International	73,920
950	VF Corporation	81,871
		1,164,825
	Consumer Staples — 3.7%
1,575	Church & Dwight Company, Inc.	108,707
1,225	Clorox Company	77,518
		186,225
	Energy — 4.6%
3,415	Plains Exploration & Production Company (a)	109,758
2,505	Ultra Petroleum Corporation (a)	119,664
		229,422
	Financials — 16.0%
3,770	Brookfield Asset Management, Inc. - Class A	125,503
12,030	Fidelity National Financial, Inc. - Class A	164,570
2,410	Lazard Ltd. - Class A	95,171
500	Markel Corporation (a)	189,065
3,575	Safety Insurance Group, Inc.	170,063
3,575	Union First Market Bankshares Corporation	52,838
		797,210
	Health Care — 4.7%
2,345	Henry Schein, Inc. (a)	143,960
1,050	Laboratory Corporation of America Holdings (a)	92,316
		236,276

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 93.3% (Continued)	Value

	Industrials — 14.2%
5,400	Acacia Research Corporation (a)	$140,076
1,840	Babcock & Wilcox Company (a)	47,086
1,995	Cooper Industries plc	116,288
3,205	Foster Wheeler AG (a)	110,637
10,680	RSC Holdings, Inc. (a)	104,023
4,025	Republic Services, Inc.	120,186
1,225	Rockwell Collins, Inc.	71,368
		709,664
	Information Technology — 11.4%
2,265	Check Point Software Technologies Ltd. (a)	104,779
3,855	CoreLogic, Inc.	71,395
2,160	Fiserv, Inc. (a)	126,490
2,660	Intuit, Inc. (a)	131,138
8,930	NCR Corporation (a)	137,254
		571,056
	Materials — 3.7%
1,585	Albemarle Corporation	88,411
780	NewMarket Corporation	96,229
		184,640
	Telecommunication Services — 7.5%
2,410	American Tower Corporation - Class A (a)	124,452
2,585	Millicom International Cellular S.A.	247,126
		371,578
	Utilities — 4.2%
8,910	AES Corporation (The) (a)	108,524
1,620	ITC Holdings Corporation	100,408
		208,932

	Total Common Stocks — 93.3% (Cost $4,667,271)	$4,659,828

	Other Assets in Excess of Liabilities — 6.7%	335,206

	Net Assets — 100.0%	$4,995,034

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2010 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund and Davenport Equity Opportunities Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.  Money market funds have been determined to be represented at amortized cost which approximates fair value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2010 by security type:

	Level 1	Level 2	Level 3	Total
Davenport Core Fund:
Common Stocks	$137,740,232	$-	$-	$137,740,232
Exchange-Traded Funds	1,913,090	-	-	1,913,090
Money Market Funds	3,914,661	-	-	3,914,661
Total	$143,567,983	$-	$-	$143,567,983

Davenport Value & Income Fund:
Common Stocks	$8,749,366	$-	$-	$8,749,366
Closed-End Funds	260,482	-	-	260,482
Total	$9,009,848	$-	$-	$9,009,848

Davenport Equity Opportunities Fund:
Common Stocks	$4,659,828	$-	$-	$4,659,828
Total	$4,659,828	$-	$-	$4,659,828

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by sector type.  During the period, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds as of or during the quarter ended December 31, 2010.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2010:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
Cost of portfolio investments	$114,393,894	$8,997,579	$4,667,271
Gross unrealized appreciation	$31,944,422	$17,420	$5,006
Gross unrealized depreciation	(2,770,333)	(5,151)	(12,449)
Net unrealized appreciation (depreciation)	$29,174,089	$12,269	$(7,443)

The difference between the federal income tax cost and the Schedule of Investments cost for Davenport Core Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

FBP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Consumer Discretionary - 11.0%
H&R Block, Inc.	48,700	$580,017
Home Depot, Inc. (The)	11,000	385,660
KB Home	23,000	310,270
Kohl's Corporation (a)	8,000	434,720
Macy's, Inc.	20,800	526,240
McGraw-Hill Companies, Inc. (The)	20,900	760,969
		2,997,876
Consumer Staples - 13.0%
Avon Products, Inc.	15,000	435,900
Kimberly-Clark Corporation	11,500	724,960
SUPERVALU, Inc.	104,000	1,001,520
Walgreen Company	28,500	1,110,360
Wal-Mart Stores, Inc.	4,900	264,257
		3,536,997
Energy - 8.8%
Chevron Corporation	6,000	547,500
Devon Energy Corporation	15,000	1,177,650
Royal Dutch Shell plc - Class A - ADR	10,000	667,800
		2,392,950
Financials - 20.7%
Bank of America Corporation	63,000	840,420
Bank of New York Mellon Corporation (The)	18,000	543,600
Comerica, Inc.	10,500	443,520
First American Financial Corporation	4,000	59,760
JPMorgan Chase & Company	30,000	1,272,600
Lincoln National Corporation	23,000	639,630
MetLife, Inc.	9,900	439,956
Travelers Companies, Inc. (The)	12,001	668,575
Willis Group Holdings plc	21,000	727,230
		5,635,291
Health Care - 8.9%
Amgen, Inc. (a)	4,200	230,580
Johnson & Johnson	12,500	773,125
Merck & Company, Inc.	15,000	540,600
Pfizer, Inc.	30,000	525,300
WellPoint, Inc. (a)	6,300	358,218
		2,427,823
Industrials - 12.2%
Avery Dennison Corporation	16,700	707,078
FedEx Corporation	4,600	427,846

FBP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 12.2% (Continued)
General Electric Company	26,500	$484,685
Ingersoll-Rand plc	12,200	574,498
Lockheed Martin Corporation	7,900	552,289
Masco Corporation	24,400	308,904
Northrop Grumman Corporation	4,000	259,120
		3,314,420
Information Technology - 19.9%
Cisco Systems, Inc. (a)	22,000	445,060
Computer Sciences Corporation	20,000	992,000
Dell, Inc. (a)	45,000	609,750
Flextronics International Ltd. (a)	84,000	659,400
Hewlett-Packard Company	18,000	757,800
International Business Machines Corporation	4,500	660,420
Microsoft Corporation	20,000	558,400
Western Union Company (The)	39,000	724,230
		5,407,060
Materials - 3.8%
Sealed Air Corporation	41,100	1,045,995

Total Common Stocks (Cost $22,414,563)		$26,758,412

MONEY MARKET FUNDS - 1.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.02% (b) (Cost $456,121)	456,121	$456,121

Total Investments at Value - 100.0% (Cost $22,870,684)		$27,214,533

Other Assets in Excess of Liabilities - 0.0%		9,860

Net Assets - 100.0%		$27,224,393

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2010.

See accompanying notes to Schedules of Investments.

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

COMMON STOCKS - 71.8%	Shares	Value
Consumer Discretionary - 7.0%
H&R Block, Inc.	53,000	$631,230
Home Depot, Inc. (The)	11,800	413,708
KB Home	26,000	350,740
Kohl's Corporation (a)	7,500	407,550
Macy's, Inc.	23,000	581,900
McGraw-Hill Companies, Inc. (The)	23,000	837,430
		3,222,558
Consumer Staples - 9.2%
Avon Products, Inc.	17,000	494,020
Kimberly-Clark Corporation	12,300	775,392
Philip Morris International, Inc.	6,500	380,445
SUPERVALU, Inc.	108,000	1,040,040
Walgreen Company	32,000	1,246,720
Wal-Mart Stores, Inc.	5,500	296,615
		4,233,232
Energy - 7.6%
Chevron Corporation	7,000	638,750
ConocoPhillips	12,500	851,250
Devon Energy Corporation	17,000	1,334,670
Royal Dutch Shell plc - Class A - ADR	10,000	667,800
		3,492,470
Financials - 14.0%
Bank of America Corporation	69,000	920,460
Bank of New York Mellon Corporation (The)	21,000	634,200
Comerica, Inc.	15,000	633,600
First American Financial Corporation	9,000	134,460
JPMorgan Chase & Company	31,000	1,315,020
Lincoln National Corporation	25,000	695,250
MetLife, Inc.	11,000	488,840
Travelers Companies, Inc. (The)	16,000	891,360
Willis Group Holdings plc	22,000	761,860
		6,475,050
Health Care - 6.1%
Amgen, Inc. (a)	8,850	485,865
Johnson & Johnson	14,000	865,900
Merck & Company, Inc.	15,600	562,224
Pfizer, Inc.	31,000	542,810
WellPoint, Inc. (a)	6,500	369,590
		2,826,389

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 71.8% (Continued)	Shares	Value
Industrials - 8.3%
Avery Dennison Corporation	18,000	$762,120
FedEx Corporation	6,400	595,264
General Electric Company	35,000	640,150
Ingersoll-Rand plc	13,000	612,170
Lockheed Martin Corporation	8,400	587,244
Masco Corporation	25,000	316,500
Northrop Grumman Corporation	5,000	323,900
		3,837,348
Information Technology - 12.8%
Cisco Systems, Inc. (a)	24,000	485,520
Computer Sciences Corporation	23,000	1,140,800
Dell, Inc. (a)	35,000	474,250
Flextronics International Ltd. (a)	85,000	667,250
Hewlett-Packard Company	20,000	842,000
International Business Machines Corporation	6,000	880,560
Microsoft Corporation	21,000	586,320
Western Union Company (The)	45,000	835,650
		5,912,350
Materials - 4.7%
E.I. du Pont de Nemours and Company	18,000	897,840
RPM International, Inc.	10,000	221,000
Sealed Air Corporation	42,000	1,068,900
		2,187,740
Utilities - 2.1%
American Electric Power Company, Inc.	14,000	503,720
Duke Energy Corporation	26,000	463,060
		966,780

Total Common Stocks (Cost $25,852,600)		$33,153,917

PREFERRED STOCKS - 1.3%	Shares	Value
BB&T Capital Trust VII (Cost $550,000)	22,000	$604,780

CORPORATE BONDS - 18.8%	Par Value	Value
Consumer Discretionary - 1.7%
Anheuser-Busch InBev SA/NV, 3.00%, due 10/15/2012	$750,000	$773,859

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 18.8%(Continued)	Par Value	Value
Consumer Staples - 1.7%
Kraft Foods, Inc., 5.625%, due 11/01/2011	$750,000	$779,164

Financials - 5.2%
American Express Company, 4.875%, due 07/15/2013	750,000	801,753
Berkley (W.R.) Corporation, 5.60%, due 05/15/2015	750,000	790,457
Prudential Financial, Inc., 5.80%, due 06/15/2012	750,000	793,783
		2,385,993
Health Care - 1.6%
UnitedHealth Group, Inc., 5.25%, due 03/15/2011	750,000	756,355

Industrials - 5.1%
Donnelly (R.R.) & Sons Company, 4.95%, due 04/01/2014	750,000	768,407
Eaton Corporation, 5.95%, due 03/20/2014	750,000	838,717
Ryder System, Inc., 5.00%, due 04/01/2011	750,000	756,550
		2,363,674
Information Technology - 1.8%
Analog Devices, Inc., 5.00%, due 07/01/2014	750,000	808,330

Utilities - 1.7%
SBC Communications, Inc., 5.875%, due 02/01/2012	750,000	789,571

Total Corporate Bonds (Cost $8,342,568)		$8,656,946

MONEY MARKET FUNDS - 4.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.02% (b) (Cost $2,168,833)	2,168,833	$2,168,833

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

REPURCHASE AGREEMENTS - 3.3%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 12/31/2010, due 01/03/2011, repurchase proceeds: $1,523,398 (Cost $1,523,397) (c)	$1,523,397	$1,523,397

Total Investments at Value - 99.9% (Cost $38,437,398)		$46,107,873

Other Assets in Excess of Liabilities - 0.1%		69,022

Net Assets - 100.0%		$46,176,895

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2010.
(c)	Repurchase agreement is fully collateralized by $1,489,016 FHLMC #1K1230, 2.561%, due 01/01/2036. The aggregate market value of the collateral at December 31, 2010 was $1,553,900.

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2010 (Unaudited)

1.	Securities Valuation

Portfolio securities of FBP Value Fund and FBP Balanced Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of December 31, 2010 by security type:

FBP Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$26,758,412	$-	$-	$26,758,412
Money Market Funds	456,121	-	-	456,121
Total	$27,214,533	$-	$-	$27,214,533

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

FBP Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$33,153,917	$-	$-	$33,153,917
Preferred Stocks	604,780	-	-	604,780
Corporate Bonds	-	8,656,946	-	8,656,946
Money Market Funds	2,168,833	-	-	2,168,833
Repurchase Agreements	-	1,523,397	-	1,523,397
Total	$35,927,530	$10,180,343	$-	$46,107,873

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds valued using Level 1 and Level 2 inputs by sector type.  During the quarter ended December 31, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities held in the Funds as of or during the quarter ended December 31, 2010.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2010:

	FBP Value Fund	FBP Balanced Fund
Cost of portfolio investments	$22,870,684	$38,437,398
Gross unrealized appreciation	$6,463,018	$9,816,573
Gross unrealized depreciation	(2,119,169)	(2,146,098)
Net unrealized appreciation	$4,343,849	$7,670,475

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

COMMON STOCKS - 79.9%	Shares	Value
Consumer Discretionary - 6.4%
Darden Restaurants, Inc.	5,000	$232,200
Home Depot, Inc. (The)	17,500	613,550
ITT Educational Services, Inc. (a)	1,600	101,904
Johnson Controls, Inc.	20,000	764,000
McDonald's Corporation	5,500	422,180
NIKE, Inc. - Class B	7,525	642,785
Urban Outfitters, Inc. (a)	4,000	143,240
Walt Disney Company (The)	30,000	1,125,300
		4,045,159
Consumer Staples - 8.5%
Altria Group, Inc.	33,000	812,460
Coca-Cola Company (The)	6,500	427,505
Kraft Foods, Inc. - Class A	22,836	719,562
McCormick & Company, Inc.	7,000	325,710
Mead Johnson Nutrition Company	12,000	747,000
Philip Morris International, Inc.	28,000	1,638,840
Procter & Gamble Company (The)	10,000	643,300
		5,314,377
Energy - 8.8%
Apache Corporation	5,089	606,761
Chevron Corporation	15,000	1,368,750
ConocoPhillips	18,500	1,259,850
Ensco plc - ADR	12,000	640,560
Murphy Oil Corporation	5,000	372,750
Pioneer Natural Resources Company	5,000	434,100
Plains Exploration & Production Company (a)	9,000	289,260
Southwestern Energy Company (a)	3,000	112,290
TransCanada Corporation	11,000	418,440
		5,502,761
Financials - 8.6%
Aegon N.V. - ARS (a)	30,900	189,417
Aflac, Inc.	15,538	876,809
American Capital Ltd. (a)	9,990	75,525
American International Group, Inc. (a)	1,500	86,430
Berkshire Hathaway, Inc. - Class B (a)	7,500	600,825
Brookfield Asset Management, Inc.	19,000	632,510
Colonial Properties Trust	65,000	1,173,250
Hartford Financial Services Group, Inc.	25,000	662,250
U.S. Bancorp	34,000	916,980

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Financials - 8.6% (Continued)
Willis Group Holdings plc	5,000	$173,150
		5,387,146
Health Care - 9.8%
Abbott Laboratories	3,000	143,730
Alexion Pharmaceuticals, Inc. (a)	8,000	644,400
Cardinal Health, Inc.	8,515	326,210
CareFusion Corporation (a)	6,000	154,200
Cerner Corporation (a)	7,500	710,550
Computer Programs & Systems, Inc.	9,100	426,244
Covidien plc	5,000	228,300
Elan Corporation plc - ADR (a)	20,000	114,600
Fresenius Medical Care AG & Company - ADR	6,000	346,140
Intuitive Surgical, Inc. (a)	500	128,875
Questcor Pharmaceuticals, Inc. (a)	20,000	294,600
Shire plc - ADR	7,000	506,660
Techne Corporation	10,000	656,700
Teva Pharmaceutical Industries Ltd. - ADR	8,000	417,040
Waters Corporation (a)	14,000	1,087,940
		6,186,189
Industrials - 12.3%
C.H. Robinson Worldwide, Inc.	3,000	240,570
Caterpillar, Inc.	16,000	1,498,560
Emerson Electric Company	20,000	1,143,400
General Dynamics Corporation	15,000	1,064,400
Ingersoll-Rand plc	13,500	635,715
Manitowoc Company, Inc. (The)	14,000	183,540
Norfolk Southern Corporation	10,000	628,200
Quanta Services, Inc. (a)	20,000	398,400
Stericycle, Inc. (a)	8,000	647,360
United Technologies Corporation	16,000	1,259,520
		7,699,665
Information Technology - 16.2%
Accenture plc - Class A	9,500	460,655
Adobe Systems, Inc. (a)(b)	25,000	769,500
ADTRAN, Inc.	8,000	289,680
Apple, Inc. (a)	4,500	1,451,520
Automatic Data Processing, Inc.	20,000	925,600
Broadridge Financial Solutions, Inc.	5,000	109,650
Cisco Systems, Inc. (a)	23,450	474,394
Corning, Inc.	28,000	540,960

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.9% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
eBay, Inc. (a)	3,000	$83,490
Google, Inc. - Class A (a)	500	296,985
Hewlett-Packard Company (b)	22,300	938,830
International Business Machines Corporation	8,000	1,174,080
Lam Research Corporation (a)	3,000	155,340
MasterCard, Inc. - Class A	3,000	672,330
NetApp, Inc. (a)	13,000	714,480
Oracle Corporation	10,000	313,000
Texas Instruments, Inc.	10,000	325,000
Tyco Electronics Ltd.	7,000	247,800
Varian Semiconductor Equipment Associates, Inc. (a)	3,500	129,395
Western Digital Corporation (a)	3,500	118,650
		10,191,339
Materials - 4.8%
Airgas, Inc.	3,000	187,380
Albemarle Corporation	7,000	390,460
Dow Chemical Company (The)	17,000	580,380
Freeport-McMoRan Copper & Gold, Inc.	4,966	596,367
Nucor Corporation	11,000	482,020
Praxair, Inc.	8,000	763,760
		3,000,367
Telecommunication Services - 0.6%
América Móvil S.A.B. de C.V. - Series L - ADR	4,000	229,360
NII Holdings, Inc. (a)	3,000	133,980
		363,340
Utilities - 3.9%
Duke Energy Corporation	65,980	1,175,104
FirstEnergy Corporation	21,000	777,420
Southern Company (The)	2,000	76,460
Wisconsin Energy Corporation	7,000	412,020
		2,441,004

Total Common Stocks (Cost $29,731,073)		$50,131,347

EXCHANGE-TRADED FUNDS - 18.1%	Shares	Value
iShares MSCI BRIC Index Fund	18,000	$884,358
iShares MSCI Emerging Markets Index Fund	5,100	242,862
iShares Russell 2000 Index Fund	14,600	1,142,158

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 18.1% (Continued)	Shares	Value
iShares S&P MidCap 400 Index Fund	5,000	$453,450
Market Vectors Agribusiness ETF	12,000	642,480
Market Vectors Coal ETF	20,000	944,800
Market Vectors Gold Miners ETF	10,500	645,435
Market Vectors Steel Index ETF	6,000	435,480
ProShares Credit Suisse 130/30 ETF	20,000	1,140,600
Vanguard Emerging Markets ETF	40,000	1,926,000
Vanguard Mid-Cap ETF	24,600	1,831,716
Vanguard Small-Cap ETF	15,000	1,089,450
Total Exchange-Traded Funds (Cost $8,141,694)		$11,378,789

EXCHANGE-TRADED NOTES - 0.8%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $422,564)	14,000	$508,900

COMMERCIAL PAPER - 1.2%	Par Value	Value
U.S. Bank, N.A., discount, 0.05%, due 01/03/2011 (Cost $742,998)	$743,000	$742,998

MONEY MARKET FUNDS - 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.16% (c) (Cost $657)	657	$657

Total Investments at Value - 100.0% (Cost $39,038,986)		$62,762,691

Other Assets in Excess of Liabilities - 0.0%		9,789

Net Assets - 100.0%		$62,772,480

ADR	- American Depositary Receipt.
ARS	- American Registered Shares.

(a)	Non-income producing security.
(b)	Security covers a written call option.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2010.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2010 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Adobe Systems, Inc.,
04/16/2011 at $32	50	$8,450	$4,843
Hewlett Packard Company,
05/21/2011 at $47	50	4,800	4,649
		$13,250	$9,492

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

COMMON STOCKS - 89.8%	Shares	Value
Consumer Discretionary - 13.7%
BorgWarner, Inc. (a)	2,550	$184,518
Buffalo Wild Wings, Inc. (a)	2,400	105,240
Chico's FAS, Inc.	6,400	76,992
Coach, Inc.	5,200	287,612
Darden Restaurants, Inc.	2,275	105,651
DeVry, Inc.	1,850	88,763
Dollar Tree, Inc. (a)	2,100	117,768
DreamWorks Animation SKG, Inc. - Class A (a)	4,300	126,721
Family Dollar Stores, Inc.	2,800	139,188
Gildan Activewear, Inc. - Class A (a)	7,500	213,675
Guess?, Inc.	5,675	268,541
Hasbro, Inc.	2,525	119,130
ITT Educational Services, Inc. (a)	905	57,639
Jarden Corporation	5,050	155,894
John Wiley & Sons, Inc. - Class A	1,800	81,432
Liberty Global, Inc. - Class A (a)	3,825	135,329
Netflix, Inc. (a)	1,425	250,372
Nordstrom, Inc.	3,900	165,282
O'Reilly Automotive, Inc. (a)	5,050	305,121
Panera Bread Company - Class A (a)	1,100	111,331
PetSmart, Inc.	3,500	139,370
Phillips-Van Heusen Corporation	3,400	214,234
priceline.com, Inc. (a)	1,130	451,491
Ross Stores, Inc.	3,000	189,750
Service Corporation International	13,700	113,025
Tiffany & Company	3,175	197,707
True Religion Apparel, Inc. (a)	8,250	183,645
Urban Outfitters, Inc. (a)	5,600	200,536
Vail Resorts, Inc. (a)	2,700	140,508
VF Corporation	1,175	101,262
		5,027,727
Consumer Staples - 3.0%
Church & Dwight Company, Inc.	5,400	372,708
Hormel Foods Corporation	6,000	307,560
J.M. Smucker Company (The)	4,700	308,555
Mead Johnson Nutrition Company	1,000	62,250
Tyson Foods, Inc. - Class A	2,000	34,440
		1,085,513

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.8% (Continued)	Shares	Value
Energy - 8.1%
Cameron International Corporation (a)	6,610	$335,325
Cimarex Energy Company	2,750	243,458
FMC Technologies, Inc. (a)	4,030	358,307
Murphy Oil Corporation	3,740	278,817
Newfield Exploration Company (a)	2,800	201,908
Noble Corporation (a)	5,360	191,727
Overseas Shipholding Group, Inc.	3,600	127,512
Peabody Energy Corporation	4,800	307,104
Pioneer Natural Resources Company	2,680	232,678
Pride International, Inc. (a)	5,000	165,000
Range Resources Corporation	3,500	157,430
Schlumberger Ltd.	3,134	261,689
Valero Energy Corporation	4,950	114,444
		2,975,399
Financials - 13.9%
Alleghany Corporation (a)	750	229,778
American Financial Group, Inc.	8,400	271,236
Annaly Capital Management, Inc.	8,500	152,320
Arch Capital Group Ltd. (a)	2,650	233,332
Arthur J. Gallagher & Company	6,750	196,290
Axis Capital Holdings Ltd.	5,000	179,400
Bank of Hawaii Corporation	6,000	283,260
Berkley (W.R.) Corporation	10,050	275,169
Cullen/Frost Bankers, Inc.	5,600	342,272
Eaton Vance Corporation	10,250	309,857
Hudson City Bancorp, Inc.	13,000	165,620
IntercontinentalExchange, Inc. (a)	1,850	220,427
Jones Lang LaSalle, Inc.	2,800	234,976
Legg Mason, Inc.	3,780	137,101
Liberty Property Trust	4,600	146,832
New York Community Bancorp, Inc.	10,270	193,589
Old Republic International Corporation	16,400	223,532
Potlatch Corporation	6,941	225,930
Rayonier, Inc.	7,000	367,640
SEI Investments Company	10,000	237,900
St. Joe Company (The) (a)	7,000	152,950
Unitrin, Inc.	6,200	152,148
Westamerica Bancorporation	3,300	183,051
		5,114,610

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.8% (Continued)	Shares	Value
Health Care - 11.1%
Alexion Pharmaceuticals, Inc. (a)	800	$64,440
Almost Family, Inc. (a)	1,000	38,420
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	259,625
C.R. Bard, Inc.	1,000	91,770
Cantel Medical Corporation	2,000	46,800
Cephalon, Inc. (a)	2,000	123,440
Cerner Corporation (a)	6,000	568,440
Charles River Laboratories International, Inc. (a)	3,000	106,620
Computer Programs & Systems, Inc.	1,800	84,312
Covance, Inc. (a)	4,000	205,640
Covidien plc	1,500	68,490
Edwards Lifesciences Corporation (a)	5,000	404,200
Ensign Group, Inc. (The)	3,000	74,610
Fresenius Medical Care AG & Company - ADR	4,000	230,760
Gilead Sciences, Inc. (a)	150	5,436
Hanger Orthopedic Group, Inc. (a)	4,000	84,760
HealthSpring, Inc. (a)	2,500	66,325
Henry Schein, Inc. (a)	2,000	122,780
Illumina, Inc. (a)	1,000	63,340
Intuitive Surgical, Inc. (a)	200	51,550
Life Technologies Corporation (a)	2,891	160,451
Myrexis, Inc. (a)	250	1,040
Myriad Genetics, Inc. (a)	1,000	22,840
PSS World Medical, Inc. (a)	2,000	45,200
Questcor Pharmaceuticals, Inc. (a)	3,000	44,190
ResMed, Inc. (a)	6,000	207,840
Shire plc - ADR	1,500	108,570
Techne Corporation	4,500	295,515
Teleflex, Inc.	3,000	161,430
Teva Pharmaceutical Industries Ltd. - ADR	2,163	112,757
Waters Corporation (a)	2,000	155,420
		4,077,011
Industrials - 15.3%
Alexander & Baldwin, Inc.	3,000	120,090
AMETEK, Inc.	11,250	441,562
C.H. Robinson Worldwide, Inc.	5,000	400,950
Deluxe Corporation	5,000	115,100
Donaldson Company, Inc.	6,000	349,680
Expeditors International of Washington, Inc.	6,000	327,600
Fastenal Company	6,000	359,460

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.8% (Continued)	Shares	Value
Industrials - 15.3% (Continued)
Goodrich Corporation	3,500	$308,245
Graco, Inc.	6,000	236,700
Jacobs Engineering Group, Inc. (a)	4,475	205,179
Joy Global, Inc.	2,000	173,500
L-3 Communications Holdings, Inc.	3,000	211,470
Manpower, Inc.	4,000	251,040
MSC Industrial Direct Company, Inc. - Class A	5,000	323,450
Oshkosh Corporation (a)	5,000	176,200
Snap-on, Inc.	3,575	202,274
SPX Corporation	5,000	357,450
Stericycle, Inc. (a)	7,500	606,900
Timken Company	4,000	190,920
Waste Connections, Inc.	6,000	165,180
WESCO International, Inc. (a)	1,850	97,680
		5,620,630
Information Technology - 14.3%
Activision Blizzard, Inc. (a)	16,000	199,040
ADTRAN, Inc.	6,000	217,260
Advent Software, Inc. (a)	4,000	231,680
Alliance Data Systems Corporation (a)	5,000	355,150
Arrow Electronics, Inc. (a)	8,000	274,000
Cognizant Technology Solutions Corporation - Class A (a)	6,000	439,740
Cree, Inc. (a)	4,820	317,590
DST Systems, Inc.	4,000	177,400
Harris Corporation	6,000	271,800
IAC/InterActiveCorporation (a)	3,000	86,100
Integrated Device Technology, Inc. (a)	10,000	66,600
Jack Henry & Associates, Inc.	9,000	262,350
Lam Research Corporation (a)	6,000	310,680
Linear Technology Corporation	6,000	207,540
Microchip Technology, Inc.	5,000	171,050
National Instruments Corporation	8,000	301,120
NetApp, Inc. (a)	5,000	274,800
Polycom, Inc. (a)	4,000	155,920
Rovi Corporation (a)	6,000	372,060
SanDisk Corporation (a)	5,000	249,300
Xilinx, Inc.	7,000	202,860
Zebra Technologies Corporation - Class A (a)	3,000	113,970
		5,258,010

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.8% (Continued)	Shares	Value
Materials - 6.0%
Airgas, Inc.	4,000	$249,840
Albemarle Corporation	8,000	446,240
Ashland, Inc.	3,000	152,580
Cabot Corporation	4,000	150,600
Martin Marietta Materials, Inc.	2,500	230,600
Packaging Corporation of America	5,000	129,200
Scotts Miracle-Gro Company (The) - Class A	4,000	203,080
Sonoco Products Company	5,000	168,350
Steel Dynamics, Inc.	12,000	219,600
Valspar Corporation (The)	7,000	241,360
		2,191,450
Telecommunication Services - 0.3%
Syniverse Holdings, Inc. (a)	2,400	74,040
Telephone and Data Systems, Inc.	1,000	36,550
		110,590
Utilities - 4.1%
AGL Resources, Inc.	8,400	301,140
Great Plains Energy, Inc.	9,050	175,479
ONEOK, Inc.	5,750	318,953
Pepco Holdings, Inc.	7,900	144,175
SCANA Corporation	7,530	305,718
Vectren Corporation	10,600	269,028
		1,514,493

Total Common Stocks (Cost $22,006,517)		$32,975,433

EXCHANGE-TRADED FUNDS - 8.0%	Shares	Value
First Trust NYSE Arca Biotechnology Index Fund (a)	8,000	$312,880
iShares Dow Jones U.S. Home Construction Index Fund	3,600	47,448
iShares Nasdaq Biotechnology Index Fund	2,000	186,840
iShares Russell 2000 Index Fund	15,000	1,173,450
iShares S&P MidCap 400 Index Fund	13,270	1,203,456
Total Exchange-Traded Funds (Cost $2,179,173)		$2,924,074

EXCHANGE-TRADED NOTES - 0.7%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $215,754)	7,000	$254,450

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMERCIAL PAPER - 1.5%	Par Value	Value
U.S. Bank, N.A., discount, 0.05%, due 01/03/2011 (Cost $555,998)	$556,000	$555,998

MONEY MARKET FUNDS - 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.16% (b) (Cost $719)	719	$719

Total Investments at Value - 100.0% (Cost $24,958,161)		$36,710,674

Liabilities in Excess of Other Assets - (0.0%)		(11,591)

Net Assets - 100.0%		$36,699,083

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2010.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.4%	Par Value	Value
Alabama Drinking Water Financing Auth., Rev.,
4.00%, due 08/15/2014	$250,000	$262,317
5.00%, due 08/15/2018	400,000	423,984
Alabama Special Care Facilities Financing Auth., Birmingham, Rev.,
5.375%, due 11/01/2012, ETM	400,000	401,492
Alabama State Federal Highway Financing Auth., Rev.,
5.00%, due 03/01/2016	300,000	312,384
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2011	350,000	364,591
5.00%, due 12/01/2017	300,000	342,063
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/17/2017	250,000	270,420
Alabama State, GO,
5.00%, due 09/01/2015	300,000	303,987
5.00%, due 02/01/2016	575,000	643,408
5.00%, due 09/01/2016	300,000	303,969
5.00%, due 09/01/2017	300,000	324,087
Alabama Water Pollution Control Auth., Rev.,
5.375%, due 08/15/2014	225,000	231,136
Anniston, AL, Waterworks & Sewer Board, Water & Sewer, Rev.,
3.50%, due 06/01/2016	500,000	525,100
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2011	500,000	505,025
Athens, AL, Warrants,
4.00%, due 09/01/2018	300,000	317,574
Auburn University, AL, General Fee Rev.,
5.25%, due 06/01/2015	400,000	421,112
Auburn, AL, GO, Warrants,
5.00%, due 08/01/2012	225,000	239,958
Auburn, AL, School, GO, Warrants, Series A,
5.00%, due 08/01/2018	500,000	570,350
Auburn, AL, Waterworks Board, Rev.,
5.00%, due 07/01/2015	335,000	346,032

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.4% (Continued)	Par Value	Value
Baldwin Co., AL, GO, Warrants,
5.00%, due 02/01/2015	$200,000	$219,766
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	320,000	367,568
Calhoun Co., AL, Gas Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	445,000	478,206
Calhoun Co., AL, Gas Tax Anticipation, Series B, Rev., Warrants,
2.00%, due 03/01/2011	365,000	365,653
Chelsea, AL, GO,
4.00%, due 05/01/2015	260,000	279,804
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	435,328
Florence, AL, Electric Rev., Warrants,
3.10%, due 06/01/2015	300,000	310,698
3.50%, due 06/01/2017	515,000	532,994
Foley, AL, GO, Warrants,
4.00%, due 01/01/2015	315,000	340,238
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	752,742
4.50%, due 11/01/2019	250,000	261,528
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2014,
Prerefunded 09/01/2011 @ 101	500,000	520,465
5.00%, due 09/01/2015	250,000	283,800
Hoover, AL, Special Tax Rev., Warrants,
5.00%, due 02/15/2015	370,000	388,178
Houston Co., AL, Board of Education, GO, Capital Outlay Warrants,
4.00%, due 12/01/2013	545,000	584,382
Houston Co., AL, GO,
4.75%, due 10/15/2016	500,000	537,410
Huntsville, AL, Capital Improvements, Series C, GO, Warrants,
5.00%, due 11/01/2017	300,000	326,961
Huntsville, AL, Electric Systems, Rev.,
4.00%, due 12/01/2013	300,000	323,625

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.4% (Continued)	Par Value	Value
Huntsville, AL, GO,
5.00%, due 08/01/2011	$500,000	$513,525
4.00%, due 09/01/2018	500,000	543,750
5.125%, due 05/01/2020	300,000	323,727
Jefferson Co., AL, Sewer Rev.,
5.00%, due 02/01/2041,
Prerefunded 02/01/2011 @ 101	225,000	227,909
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	225,916
Mobile Co., AL, GO,
5.25%, due 08/01/2015	400,000	445,656
Mobile, AL, GO,
4.50%, due 08/01/2013	100,000	108,451
4.75%, due 02/15/2014	400,000	409,448
5.50%, due 08/15/2015,
Prerefunded 08/15/2011 @ 102	500,000	525,985
5.20%, due 08/15/2018,
Prerefunded 08/15/2011 @ 102	725,000	761,322
Mobile, AL, Water & Sewer, Rev.,
5.25%, due 01/01/2012	205,000	213,942
5.25%, due 01/01/2014	300,000	313,455
5.25%, due 01/01/2020	400,000	417,940
Montgomery, AL, GO,
3.00%, due 11/01/2014	500,000	522,615
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.25%, due 09/01/2011	350,000	361,344
5.00%, due 09/01/2017	250,000	285,447
Mountain Brook, AL, City Board of Education, GO, Capital Outlay Warrants,
4.80%, due 02/15/2011	405,000	406,320
Oxford, AL, Waterworks & Sewer Board, Rev.,
3.00%, due 12/01/2011	415,000	422,038
Prattville, AL, GO, Warrants,
4.00%, due 09/01/2016	450,000	486,585
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	292,833

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.4% (Continued)	Par Value	Value
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	$600,000	$638,334
Smiths, AL, Water & Sewer Auth., Rev.,
4.00%, due 06/01/2013	200,000	210,742
St. Clair Co., AL, GO,
4.00%, due 08/01/2013	145,000	154,646
4.00%, due 08/01/2014	205,000	221,447
Sumter Co., AL, School Rev., Warrants,
4.50%, due 02/01/2031,
Prerefunded 02/01/2016 @ 100	500,000	567,060
Tuscaloosa, AL, GO, Warrants,
4.25%, due 02/15/2011	145,000	145,695
Tuscaloosa, AL, Public Building Auth., Student Housing Rev.,
4.00%, due 07/01/2013	350,000	370,825
University of Alabama, AL, Birmingham, Series A, Hospital Rev.,
5.00%, due 09/01/2011	100,000	102,686
5.00%, due 09/01/2012	180,000	188,951
University of Alabama, AL, General Fee Rev.,
4.10%, due 12/01/2013	240,000	250,390
University of Alabama, AL, Rev.,
4.00%, due 10/01/2014	500,000	541,690
University of Alabama, AL, Series A, Rev.,
3.00%, due 07/01/2016	340,000	354,375
5.00%, due 07/01/2017	245,000	281,633
Vestavia Hills, AL, Series A, GO, Warrants,
5.00%, due 02/01/2012	565,000	578,357
3.00%, due 02/01/2018	240,000	242,568
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	332,595

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $26,858,015)		$27,408,537

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.4%	Shares	Value
Alpine Municipal Money Market Fund - Class I, 0.29% (a) (Cost $103,450)	103,450	$103,450

Total Investments at Value - 98.8% (Cost $26,961,465)		$27,511,987

Other Assets in Excess of Liabilities - 1.2%		339,113

Net Assets - 100.0%		$27,851,100

ETM	- Escrowed to Maturity.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2010.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2010 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2010, by security type:

	Level 1	Level 2	Level 3	Total
The Government Street Equity Fund:
Common Stocks	$50,131,347	$-	$-	$50,131,347
Exchange-Traded Funds	11,378,789	-	-	11,378,789
Exchange-Traded Notes	508,900	-	-	508,900
Commercial Paper	-	742,998	-	742,998
Money Market Funds	657	-	-	657
Written Call Option Contracts	(13,250)	-	-	(13,250)
Total	$62,006,443	$742,998	$-	$62,749,441

The Government Street Mid-Cap Fund:
Common Stocks	$32,975,433	$-	$-	$32,975,433
Exchange-Traded Funds	2,924,074	-	-	2,924,074
Exchange-Traded Notes	254,450	-	-	254,450
Commercial Paper	-	555,998	-	555,998
Money Market Funds	719	-	-	719
Total	$36,154,676	$555,998	$-	$36,710,674

The Alabama Tax Free Bond Fund:
Municipal Bonds	$-	$27,408,537	$-	$27,408,537
Money Market Funds	103,450	-	-	103,450
Total	$103,450	$27,408,537	$-	$27,511,987

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by sector type.  During the quarter ended December 31, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds during the quarter ended or as of December 31, 2010.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2010:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Cost of portfolio investments and written option contracts	$39,029,494	$24,958,161	$26,984,491

Gross unrealized appreciation	$24,887,312	$12,362,152	$624,481
Gross unrealized depreciation	(1,167,365)	(609,639)	(96,985)

Net unrealized appreciation	$23,719,947	$11,752,513	$527,496

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

COMMON STOCKS - 68.2%	Shares	Value
Consumer Discretionary - 8.6%
Comcast Corporation - Class A	13,000	$285,610
Dollar Tree, Inc. (a)	4,400	246,752
Ford Motor Company (a)	17,300	290,467
McDonald's Corporation	2,750	211,090
TJX Companies, Inc. (The)	6,200	275,218
Viacom, Inc. - Class B	7,500	297,075
Yum! Brands, Inc.	4,300	210,915
		1,817,127
Consumer Staples - 5.9%
CVS Caremark Corporation	8,600	299,022
Kimberly-Clark Corporation	3,900	245,856
PepsiCo, Inc.	5,500	359,315
Wal-Mart Stores, Inc.	6,500	350,545
		1,254,738
Energy - 9.7%
Apache Corporation	2,100	250,383
Chevron Corporation	3,500	319,375
ConocoPhillips	4,800	326,880
Exxon Mobil Corporation	2,000	146,240
Hess Corporation	4,200	321,468
Marathon Oil Corporation	8,300	307,349
Noble Corporation (a)	10,400	372,008
		2,043,703
Financials - 10.0%
Aflac, Inc.	5,300	299,079
American Express Company	4,100	175,972
Ameriprise Financial, Inc.	3,000	172,650
Bank of America Corporation	1,500	20,010
Franklin Resources, Inc.	2,450	272,465
JPMorgan Chase & Company	7,000	296,940
MetLife, Inc.	6,700	297,748
PNC Financial Services Group, Inc.	4,650	282,348
Prudential Financial, Inc.	5,000	293,550
		2,110,762
Health Care - 8.6%
Abbott Laboratories	6,900	330,579
Aetna, Inc.	8,900	271,539
AmerisourceBergen Corporation	8,600	293,432
Medco Health Solutions, Inc. (a)	5,100	312,477

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 68.2% (Continued)	Shares	Value
Health Care - 8.6% (Continued)
Teva Pharmaceutical Industries Ltd. - ADR	6,000	$312,780
Thermo Fisher Scientific, Inc. (a)	5,400	298,944
		1,819,751
Industrials - 9.7%
Dover Corporation	5,200	303,940
General Dynamics Corporation	4,100	290,936
General Electric Company	17,000	310,930
Illinois Tool Works, Inc.	7,000	373,800
ITT Corporation	2,800	145,908
Norfolk Southern Corporation	5,000	314,100
United Technologies Corporation	3,900	307,008
		2,046,622
Information Technology - 14.3%
Apple, Inc. (a)	1,250	403,200
Cisco Systems, Inc. (a)	14,000	283,220
EMC Corporation (a)	13,300	304,570
Google, Inc. - Class A (a)	525	311,834
Hewlett-Packard Company	8,200	345,220
Intel Corporation	13,100	275,493
International Business Machines Corporation	1,450	212,802
Microsoft Corporation	10,700	298,744
Oracle Corporation	9,600	300,480
QUALCOMM, Inc.	5,500	272,195
		3,007,758
Materials - 1.4%
Eastman Chemical Company	3,500	294,280

Total Common Stocks (Cost $10,814,781)		$14,394,741

U.S. TREASURY OBLIGATIONS - 4.7%	Par Value	Value
U.S. Treasury Notes - 4.7%
4.25%, 11/15/2014	$350,000	$386,942
4.25%, 11/15/2017	400,000	440,969
2.625%, 08/15/2020	175,000	165,908
Total U.S. Treasury Obligations (Cost $930,066)		$993,819

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%	Par Value	Value
Federal Home Loan Mortgage Corporation - 2.7%
5.25%, due 04/18/2016 (Cost $492,110)	$500,000	$571,942

MUNICIPAL BONDS - 0.5%	Par Value	Value
Virginia State, Build America Bonds, Taxable, GO,
2.95%, due 06/01/2019 (Cost $99,922)	$100,000	$93,443

MORTGAGE-BACKED SECURITIES - 4.6%	Par Value	Value
Federal Home Loan Mortgage Corporation - 0.8%
Pool #E90624, 6.00%, due 08/01/2017	$10,468	$11,385
Pool #A43942, 5.50%, due 03/01/2036	146,402	156,473
		167,858
Federal National Mortgage Association - 3.7%
Pool #618465, 5.00%, due 12/01/2016	85,074	90,298
Pool #684231, 5.00%, due 01/01/2018	125,424	133,126
Pool #255455, 5.00%, due 10/01/2024	135,142	143,778
Pool #255702, 5.00%, due 05/01/2025	213,851	227,517
Pool #808413, 5.50%, due 01/01/2035	177,471	189,965
		784,684
Government National Mortgage Association - 0.1%
Pool #781344, 6.50%, due 10/15/2031	20,536	23,161

Total Mortgage-Backed Securities (Cost $912,593)		$975,703

CORPORATE BONDS - 14.4%	Par Value	Value
Consumer Discretionary - 0.5%
Anheuser-Busch Companies, Inc., 4.50%, due 04/01/2018	$100,000	$102,856

Consumer Staples - 1.8%
General Mills, Inc., 5.70%, due 02/15/2017	150,000	168,697
PepsiCo, Inc., 4.65%, due 02/15/2013	200,000	215,361
		384,058

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 14.4% (Continued)	Par Value	Value
Financials - 6.4%
American Express Company, 4.875%, due 07/15/2013	$150,000	$160,351
BB&T Corporation, 6.50%, due 08/01/2011	325,000	335,445
JPMorgan Chase & Company, 6.75%, due 02/01/2011	300,000	301,322
Morgan Stanley, 5.30%, due 03/01/2013	250,000	266,404
Northern Trust Corporation, 4.625%, due 05/01/2014	150,000	162,169
PNC Funding Corporation, 5.125%, due 02/08/2020	110,000	114,652
		1,340,343
Health Care - 1.9%
Amgen, Inc., 5.85%, due 06/01/2017	150,000	171,224
GlaxoSmithKline plc, 5.65%, due 05/15/2018	200,000	228,686
		399,910
Industrials - 1.3%
United Technologies Corporation, 6.10%, due 05/15/2012	250,000	268,347

Materials - 0.6%
E.I. du Pont de Nemours and Company, 5.875%, due 01/15/2014	26,000	28,982
Shell International Finance B.V., 4.30%, due 09/22/2019	100,000	104,256
		133,238
Telecommunication Services - 1.3%
AT&T, Inc., 4.95%, due 01/15/2013	250,000	267,968

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 14.4% (Continued)	Par Value	Value
Utilities - 0.6%
Virginia Electric & Power Company, 5.00%, due 06/30/2019	$125,000	$135,294

Total Corporate Bonds (Cost $2,915,357)		$3,032,014

MONEY MARKET FUNDS - 2.2%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.16% (b) (Cost $465,784)	465,784	$465,784

REPURCHASE AGREEMENTS - 2.6%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 12/31/2010, due 01/03/2011, repurchase proceeds: $551,344 (Cost $551,344) (c)	$551,344	$551,344

Total Investments at Value - 99.9% (Cost $17,181,957)		$21,078,790

Other Assets in Excess of Liabilities - 0.1%		29,301

Net Assets - 100.0%		$21,108,091

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2010.
(c)	Repurchase agreement is fully collateralized by $562,873 FHR #3020FL, 1.46%, due 05/15/2033. The aggregate market value of the collateral at December 31, 2010 was $562,507.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Consumer Discretionary - 12.7%
Comcast Corporation - Class A	23,600	$518,492
Dollar Tree, Inc. (a)	8,200	459,856
Ford Motor Company (a)	32,300	542,317
McDonald's Corporation	4,950	379,962
TJX Companies, Inc. (The)	11,800	523,802
Viacom, Inc. - Class B	14,100	558,501
Yum! Brands, Inc.	7,600	372,780
		3,355,710
Consumer Staples - 8.2%
CVS Caremark Corporation	15,600	542,412
Kimberly-Clark Corporation	7,500	472,800
PepsiCo, Inc.	9,700	633,701
Wal-Mart Stores, Inc.	9,500	512,335
		2,161,248
Energy - 14.2%
Apache Corporation	3,900	464,997
Chevron Corporation	6,400	584,000
ConocoPhillips	8,700	592,470
Exxon Mobil Corporation	3,700	270,544
Hess Corporation	7,800	597,012
Marathon Oil Corporation	15,100	559,153
Noble Corporation (a)	18,800	672,476
		3,740,652
Financials - 14.2%
Aflac, Inc.	9,750	550,193
American Express Company	7,800	334,776
Ameriprise Financial, Inc.	5,200	299,260
Franklin Resources, Inc.	3,800	422,598
JPMorgan Chase & Company	12,300	521,766
MetLife, Inc.	12,200	542,168
PNC Financial Services Group, Inc.	8,700	528,264
Prudential Financial, Inc.	9,300	546,003
		3,745,028
Health Care - 12.7%
Abbott Laboratories	13,000	622,830
Aetna, Inc.	16,500	503,415
AmerisourceBergen Corporation	16,100	549,332
Medco Health Solutions, Inc. (a)	9,400	575,938
Teva Pharmaceutical Industries Ltd. - ADR	11,000	573,430

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Thermo Fisher Scientific, Inc. (a)	9,750	$539,760
		3,364,705
Industrials - 14.3%
Dover Corporation	9,800	572,810
General Dynamics Corporation	7,175	509,138
General Electric Company	32,000	585,280
Illinois Tool Works, Inc.	13,500	720,900
ITT Corporation	5,200	270,972
Norfolk Southern Corporation	9,000	565,380
United Technologies Corporation	7,200	566,784
		3,791,264
Information Technology - 21.0%
Apple, Inc. (a)	2,400	774,144
Cisco Systems, Inc. (a)	27,500	556,325
EMC Corporation (a)	24,500	561,050
Google, Inc. - Class A (a)	925	549,422
Hewlett-Packard Company	15,200	639,920
Intel Corporation	24,100	506,823
International Business Machines Corporation	2,700	396,252
Microsoft Corporation	19,000	530,480
Oracle Corporation	18,000	563,400
QUALCOMM, Inc.	9,800	485,002
		5,562,818
Materials - 2.0%
Eastman Chemical Company	6,200	521,296

Total Common Stocks (Cost $20,205,205)		$26,242,721

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 0.5%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.16% (b) (Cost $137,290)	137,290	$137,290

Total Investments at Value - 99.8% (Cost $20,342,495)		$26,380,011

Other Assets in Excess of Liabilities - 0.2%		60,890

Net Assets - 100.0%		$26,440,901

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2010.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 92.1%	Par Value	Value
Arlington Co., Virginia, GO,
4.10%, due 11/01/2018	$500,000	$527,835
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	520,000	570,887
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	779,604
Fairfax Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2018	1,000,000	1,085,350
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	797,558
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017	500,000	572,180
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022	400,000	436,368
Hampton, Virginia, GO,
5.00%, due 04/01/2020,
prerefunded 04/01/2015 @ 100	500,000	568,905
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	289,725
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	398,135
5.00%, due 05/01/2022	430,000	476,582
James City, Virginia, School District, GO,
5.00%, due 12/15/2018	500,000	562,465
James City, Virginia, Service Authority, Water & Sewer, Revenue,
5.125%, due 01/15/2017	1,000,000	1,065,700
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	577,510
Loudoun Co., Virginia, Industrial Dev. Authority, Public Facility Lease, Revenue,
5.00%, due 03/01/2019	1,000,000	1,063,410
Lynchburg, Virginia, GO,
5.00%, due 06/01/2015	500,000	571,910

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 92.1% (Continued)	Par Value	Value
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	$625,000	$722,438
Manassas, Virginia, Public Improvement, GO,
Series D, 5.00%, due 07/01/2019	250,000	287,877
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019	500,000	546,835
Norfolk, Virginia, GO,
4.50%, due 06/01/2015	500,000	546,655
Norfolk, Virginia, Water, Revenue,
5.00%, due 11/01/2016	1,000,000	1,032,270
Portsmouth, Virginia, Series A, GO,
5.00%, due 04/01/2016	500,000	562,550
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	235,165
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	546,220
Richmond, Virginia, Metropolitan Authority, Revenue,
5.25%, due 07/15/2014	1,000,000	1,100,600
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015, ETM	635,000	709,231
5.00%, due 07/01/2015, ETM	365,000	405,384
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2016	500,000	545,075
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	500,000	503,520
Suffolk Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	272,005
University of Virginia, Revenue,
5.00%, due 06/01/2013	585,000	642,014
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	250,000	287,268

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 92.1% (Continued)	Par Value	Value
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021	$250,000	$291,715
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	561,035
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 02/01/2017,
prerefunded 02/01/2014 @ 100	500,000	552,370
5.00%, due 04/01/2017	500,000	547,610
5.00%, due 03/01/2019	250,000	280,693
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, Revenue,
5.00%, due 09/28/2015	500,000	573,425
Virginia Polytechnic Institute & State University, Revenue,
5.00%, due 06/01/2016	500,000	552,965
Virginia Small Business Financing Authority, Healthcare Facilities Revenue,
5.00%, due 11/01/2017	250,000	275,960
Virginia State Public Building Authority, Public Facilities, Series D, Revenue,
5.00%, due 08/01/2016	1,000,000	1,111,100
Virginia State Public Building Authority, Revenue,
5.00%, due 08/01/2012	635,000	677,970
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020	585,000	631,314
Virginia State Public School Authority, Series B, Revenue,
4.00%, due 08/01/2014	400,000	436,336
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	578,820
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	500,000	558,200
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	500,000	541,175

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 92.1% (Continued)	Par Value	Value
Virginia State, Series B, GO,
5.00%, due 06/01/2012	$500,000	$531,410
5.00%, due 06/01/2017	250,000	292,685

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $27,087,079)		$28,284,014

WASHINGTON, D.C. REVENUE BONDS - 1.7%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $509,547)	$500,000	$520,055

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (Cost $241,000)	10,000	$238,100

MONEY MARKET FUNDS - 4.3%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.14% (a) (Cost $1,308,968)	1,308,968	$1,308,968

Total Investments at Value - 98.9% (Cost $29,146,594)		$30,351,137

Other Assets in Excess of Liabilities - 1.1%		341,407

Net Assets - 100.0%		$30,692,544

ETM	- Escrowed to Maturity.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2010.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2010 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2010, by security type:

	Level 1	Level 2	Level 3	Total
The Jamestown Balanced Fund:
Common Stocks	$14,394,741	$-	$-	$14,394,741
U.S. Treasury & Government Agency Obligations	-	1,565,761	-	1,565,761
Municipal Bonds	-	93,443	-	93,443
Mortgage-Backed Securities	-	975,703	-	975,703
Corporate Bonds	-	3,032,014	-	3,032,014
Money Market Funds	465,784	-	-	465,784
Repurchase Agreements	-	551,344	-	551,344
Total	$14,860,525	$6,218,265	$-	$21,078,790

The Jamestown Equity Fund:
Common Stocks	$26,242,721	$-	$-	$26,242,721
Money Market Funds	137,290	-	-	137,290
Total	$26,380,011	$-	$-	$26,380,011

The Jamestown Tax Exempt Virginia Fund:
Municipal Bonds	$-	$28,804,069	$-	$28,804,069
Exchange-Traded Funds	238,100	-	-	238,100
Money Market Funds	1,308,968	-	-	1,308,968
Total	$1,547,068	$28,804,069	$-	$30,351,137

Refer to The Jamestown Balanced Fund’s and The Jamestown Equity Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds valued using Level 1 and Level 2 inputs by sector type.  During the quarter ended December 31, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds during the quarter ended or as of December 31, 2010.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2010:

	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$17,197,595	$20,417,998	$29,146,594

Gross unrealized appreciation	$4,028,102	$6,182,173	$1,287,590
Gross unrealized depreciation	(146,907)	(220,160)	(83,047)

Net unrealized appreciation	$3,881,195	$5,962,013	$1,204,543

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust

By (Signature and Title)*		/s/ John F. Splain
John F. Splain, Secretary

Date	February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President (FBP Value Fund and FBP Balanced Fund)

Date	February 17, 2011

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President (The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	February 17, 2011

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President (The Jamestown Balanced Fund and The Jamestown Equity Fund)

Date	February 17, 2011

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President (The Jamestown Tax Exempt Virginia Fund)

Date	February 17, 2011

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President (The Davenport Core Fund, Davenport Value & Income Fund and Davenport Equity Opportunities Fund)

Date	February 17, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	February 17, 2011

* Print the name and title of each signing officer under his or her signature.